Merger - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 21, 2021	Dec. 31, 2021	Jul. 22, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Proceeds from issuance of common stock upon Merger, net of issuance costs paid		$ 192,088
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Price per share (in Dollars per share)		$ 10.00
RAAC [Member]
Business Acquisition [Line Items]
Proceeds from issuance or sale of equity	$ 220,000
Proceeds from issuance of common stock upon Merger, net of issuance costs paid		$ 55,000
Business merger transaction cost			$ 27,900
Preferred stock par value (in Dollars per share)			$ 0.001
Common stock, par value (in Dollars per share)			$ 0.001
Merger agreement description		Subject to the terms and conditions of the Merger Agreement, the consideration paid in respect of each share of Legacy Berkshire Grey preferred and common stock issued and outstanding (other than (i) any such shares held in the treasury of the Company and (ii) any shares held by stockholders of the Company who had perfected and not withdrawn a demand for appraisal rights) immediately prior to the effective time of the Merger was the number of shares of newly issued Class A common stock of RAAC (with each share valued at $10.00), par value $0.0001 per share (“Class A Stock”), equal to (x) $2.25 billion divided by (y) the number of shares of Aggregate Fully Diluted Company Stock (as defined in the Merger Agreement).
PIPE Investment [Member]
Business Acquisition [Line Items]
Common stock exchange ratio		5.87585%
PIPE Investment [Member] | RAAC [Member]
Business Acquisition [Line Items]
Stock issued during period, value, acquisitions		$ 165,000
Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 10.00
Class A Common Stock [Member] | RAAC [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock upon Merger, net of issuance costs paid		$ 165,000
Business merger transaction cost		$ 2,250
Common stock exchange ratio		5.87585%
Common stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 10.00